UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Talkot Capital, LLC
Address:  2400 Bridgeway, Suite 300
          Sausalito, CA 94965

Form 13F File Number:  028-15212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	M. Case Fitz-Gerald
Title: 	Chief Financial Officer, Chief Compliance Officer
Phone:	415-332-3760

Signature, Place, and Date of Signing:

   /s/  M. Case Fitz-Gerald    Sausalito, CA         5/15/13


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   22
Form 13F Information Table Value Total:	  $94,806 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F ile number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




FORM 13F INFORMATION TABLE
3/31/2013


          COLUMN 1             COLUMN 2   COLUMN 3 COLUMN 4       COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
---------------------------- ----------- --------- -------- ------------------- -------- ----------- -------------------------
                                                                                                     VOTING AUTHORITY
                               TITLE OF              VALUE  SHARES/PRN SH/ PUT/ INVSTMNT    OTHER    -------------------------
        NAME OF ISSUE           CLASS      CUSIP    (X1000)     AMT    PRN CALL DSCRETN    MANAGERS  SOLE   SHARED      NONE
---------------------------- ----------- --------- -------- ---------- --- ---- -------- ----------- --------- ------- -------

ASSURED GUARANTY LTD             COM     G0585R106    7,935    385,000 SH       Sole                   385,000       0       0
AMPIO PHARMACEUTICALS INC        COM     03209T109      694    151,832 SH       Sole                   151,832       0       0
CROSSROADS SYSTEMS INC           COM     22765D209      713    319,833 SH       Sole                   319,833       0       0
CYS INVESTMENTS INC              COM     12673A108    2,935    250,000 SH       Sole                   250,000       0       0
DYNEX CAPITAL INC                COM     26817Q506   13,938  1,305,083 SH       Sole                 1,305,083       0       0
EVERBANK FINANCIAL CORP          COM	 29977G102       77      5,000 SH       Sole                     5,000       0       0
FEDERAL AGRIC MTG CORP           COM     313148306      435     14,113 SH       Sole                    14,113       0       0
GOLD STANDARD VENTURES CP        COM     380738104       66     60,057 SH       Sole                    60,057       0       0
IMPERIAL HOLDINGS INC            COM     452834104      583    143,861 SH       Sole                   143,861       0       0
ISHARES RUSSELL 2000         ISHARES     464287655      758      6,000 SH  PUT  Sole                     6,000       0       0
LIFEVANTAGE CORP                 COM     53222K106      449    191,100 SH       Sole                   191,100       0       0
MBIA INC                         COM     55262C100    5,447    530,350 SH       Sole                   530,350       0       0
NATIONSTAR MTGE HLDGS INC        COM     63861C109    2,768     75,000 SH       Sole                    75,000       0       0
NEWCASTLE INVESTMENT CORP        COM     65105M108   12,346  1,105,320 SH       Sole                 1,105,320       0       0
NORTHSTAR REALTY FINANCE         COM     66704R100   13,307  1,403,686 SH       Sole                 1,403,686       0       0
NOVATION COMPANIES INC           COM     66989V107      989  1,901,500 SH       Sole                 1,901,500       0       0
PARAMOUNT GOLD AND SILVER        COM     69924P102      892    400,000 SH       Sole                   400,000       0       0
PHOENIX COMPANIES INC            COM     71902E604    2,744     89,192 SH       Sole                    89,192       0       0
STAR SCIENTIFIC INC              COM     85517P101      208    125,000 SH       Sole                   125,000       0       0
STARWOOD PROPERTY TR INC         COM     85571B105    5,003    180,220 SH       Sole                   180,220       0       0
TOWER GROUP INC                  COM     G8988C105    5,996    325,000 SH       Sole                   325,000       0       0
WALKER & DUNLOP INC              COM     93148P102   16,409    913,151 SH       Sole                   913,151       0       0